SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION (Details 1) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average common shares outstanding	21,036,390	21,027,640	21,027,640
Shares used in computing basic and diluted net loss per share	21,036,390	21,027,640	21,027,640